Stockholders' Equity and Stock-Based Compensation (Details 4)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rates, minimum		1.60%	0.90%
Risk-free interest rates, maximum		1.70%	1.80%
Expected volatility, minimum		65.90%	62.10%
Expected volatility, maximum		70.50%	70.60%
Stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rates	1.38%
Expected lives (in years)	4 years 6 months	5 years 6 months	5 years 6 months
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility	59.32%
Stock appreciation rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rates	2.19%
Expected lives (in years)	3 years 3 months 18 days
Expected dividend yield	0.00%
Expected volatility	69.38%